Leases - Schedule of Future Operating Lease Payments (Details)	Dec. 31, 2025 SGD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 SGD ($)
Schedule of Future Operating Lease Payments [Abstract]
2026	$ 338,891	$ 263,544
2027 and hereafter	69,640	54,157
Total future lease payment	408,531	317,700
Less: Imputed interest	(10,527)	(8,186)
Present value of operating lease liabilities	398,004	309,514	$ 267,697
Less: Current portion	(328,848)	(255,734)	(170,776)
Long-term potion of operating lease liabilities	$ 69,156	$ 53,780	$ 96,921